Income Taxes (Details 1) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Commitments Contigencies (Details Narrative)
Net operating losses carried forward	$ 712,710	$ 712,710
Valuation allowance	$ (712,710)	$ (712,710)